Fair Value	12 Months Ended
Dec. 31, 2014
Fair Value [Abstract]
Fair Value
Note 11.	Fair Value

The Company utilizes fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. Securities available for sale, trading securities and derivatives, if present, are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as loans held for sale, loans held for investment, servicing assets and foreclosed properties. These nonrecurring fair value adjustments typically involve application of lower of cost or market accounting or write-downs of individual assets.

Fair Value Hierarchy

Under the Fair Value Measurements and Disclosures Topic of FASB ASC, the Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level 1	Valuation is based upon quoted prices for identical instruments traded in active markets.

Level 2	Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3	Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

Following is a description of valuation methodologies used for assets and liabilities recorded at fair value.

Investment Securities Available for Sale

Investment securities available for sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security’s credit rating, prepayment assumptions and other factors such as credit loss assumptions. Level 1 securities include those traded on an active exchange, such as the New York Stock Exchange, U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets and money market funds. Level 2 securities include mortgage-backed securities issued by government sponsored entities, municipal bonds and corporate debt securities. Securities classified as Level 3 include asset-backed securities in less liquid markets.

Loans

The Company does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures the impairment in accordance with the Receivables Topic of the FASB ASC. The fair value of impaired loans is estimated using one of several methods, including collateral value, market value of similar debt, enterprise value, liquidation value and discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2014 and 2013, substantially all of the total impaired loans were evaluated based on the fair value of the collateral and discounted cash flows. In accordance with the Fair Value and Measurement Topic of the FASB ASC, impaired loans, where an allowance is established based on the fair value of collateral; require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price the Company records the impaired loan as nonrecurring Level 2. When an appraised value is available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the impaired loan as nonrecurring Level 3.

Servicing Assets

A valuation of loan servicing rights is performed on an individual basis due to the small number of loans serviced. Loans are evaluated on a discounted earnings basis to determine the present value of future earnings. The present value of the future earnings is the estimated market value for the loan, calculated using consensus assumptions that a third party purchaser would utilize in evaluating a potential acquisition of the servicing. As such, the Company classifies loan servicing rights as Level 3.

Foreclosed Assets

Foreclosed assets are recorded at the lower of investment in the loan or fair value upon transfer of the loans to foreclosed assets. Subsequently, foreclosed assets are carried at the lower of carrying value or fair value. Fair value is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

The table below presents the recorded amount of assets measured at fair value on a recurring basis. No liabilities were presented at fair value on a recurring basis at December 31, 2014 and 2013.

(in thousands)
December 31, 2014	Total	Level 1	Level 2	Level 3
Government-sponsored enterprises	$3,497	$-	$3,497	$-
Mortgage-backed securities	26	-	26	-
Corporate bonds	255	-	-	255
Equities and mutual funds	586	586	-	-
Total assets at fair value	$4,364	$586	$3,523	$255

(in thousands)
December 31, 2013	Total	Level 1	Level 2	Level 3
Government-sponsored enterprises	$3,499	$-	$3,499	$-
Mortgage-backed securities	33	-	33	-
Corporate bonds	451	-	-	451
Equities and mutual funds	567	567	-	-
Total assets at fair value	$4,550	$567	$3,532	$451

The changes in Level 3 assets measured at fair value on a recurring basis were:

	2014	2013
(in thousands)
Corporate Bonds-Available for Sale
Balance, January 1	$451	$443
Total realized gain (losses) included in income	-	-
Total unrealized gain (losses) included in other comprehensive income	54	8
Net purchases, sales, calls and maturities	(250)	-
Net transfers in/out of Level 3	-	-
Balance, December 31	$255	$451

Of the Level 3 assets that were held by the Company at December 31, 2014, the unrealized gain for the year was $10,000. That gain is recognized in other comprehensive income in the consolidated statements of financial condition. The Company had a Level 3 available for sale corporate bond called during 2014. The gain included in comprehensive income due to the call was $44,000. Both observable and unobservable inputs may be used to determine the fair value of positions classified as Level 3 assets. As a result, the unrealized gains and losses for these assets presented in the tables above may include changes in fair value that were attributable to both observable and unobservable inputs.

Assets and Liabilities Recorded at Fair Value on a Nonrecurring Basis

The Company may be required, from time to time, to measure certain assets or liabilities at fair value on a nonrecurring basis in accordance with U.S. generally accepted accounting principles. These include assets and liabilities that are required to be measured at the lower of cost or market that were recognized at fair value below cost at the end of the period. Assets and liabilities recorded at fair value on a nonrecurring basis are included in the table below. No liabilities were presented at fair value on a nonrecurring basis at December 31, 2014 and 2013.

(in thousands)
December 31, 2014	Total	Level 1	Level 2	Level 3

Impaired loans:
Commercial and industrial	$392	$-	$-	$392
Nonfarm, nonresidential	736	-	-	736
1- 4 family residential	302	-	-	302
Foreclosed assets	281	-	-	281
Servicing assets	350	-	-	350
Total assets at fair value	$2,061	$-	$-	$2,061

(in thousands)
December 31, 2013	Total	Level 1	Level 2	Level 3

Impaired loans:
Commercial and industrial	$934	$-	$-	$934
Nonfarm, nonresidential	685	-	-	685
1- 4 family residential	63	-	-	63
Foreclosed assets	-	-	-	-
Servicing assets	261	-	-	261
Total assets at fair value	$1,943	$-	$-	$1,943

For level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis as of December 31, 2014 and 2013, the significant unobservable inputs used in the fair value measurements were as follows:

	Fair Value at December 31, 2014	Valuation Technique	Significant Unobservable Inputs	Significant Unobservable Input Value
Corporate bonds	$255	Third party estimate	Sales of comparable instruments	n/a
Servicing assets	$350	Management estimate	Present value of future payments/useful life	n/a
Impaired loans	$1,430	Management estimate	Appraisals and/or sales of comparable properties	n/a
Foreclosed assets	$281	Management estimate	Appraisals and/or sales of comparable properties	n/a

	Fair Value at December 31, 2013	Valuation Technique	Significant Unobservable Inputs	Significant Unobservable Input Value
Corporate bonds	$451	Third party estimate	Sales of comparable instruments	n/a
Servicing assets	$261	Management estimate	Present value of future payments/useful life	n/a
Impaired loans	$1,682	Management estimate	Appraisals and/or sales of comparable properties	n/a

Accounting standards for financial instruments require disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. These accounting standards exclude certain financial instruments and all non-financial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The methodologies for estimating fair value of financial assets and liabilities that are measured at fair value on a recurring or non-recurring basis are discussed above. The estimated fair value approximates carrying value for cash and cash equivalents, accrued interest and the cash surrender value of life insurance policies. The methodologies for other financial assets and liabilities are discussed below:

Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and due from banks:  The carrying amounts reported in the balance sheet for cash and due from banks approximate their fair values.

Interest-bearing deposits with banks:  Fair values for interest-bearing demand deposits and time deposits are estimated using a discounted cash flow analysis that applies interest rates currently being offered on certificates to a schedule of aggregated contractual maturities on such time deposits.

Federal funds sold:  Due to the short-term nature of these assets, the carrying value approximates fair value.

Securities:  Fair values for securities, excluding restricted equity securities, are based on quoted market prices, where available.    If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security’s credit rating, prepayment assumptions and other factors such as credit loss assumptions.  The carrying values of restricted equity securities approximate fair values.

Loans receivable:  For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying amounts.  The fair values for other loans are estimated using discounted cash flow analysis, based on interest rates currently being offered for loans with similar terms to borrowers of similar credit quality.  Loan fair value estimates include judgments regarding future expected loss experience and risk characteristics.    The fair value of impaired loans is estimated using one of several methods, including collateral value, market value of similar debt, enterprise value, liquidation value and discounted cash flows.  The carrying amount of accrued interest receivable approximates its fair value.

Bank owned life insurance:  The carrying amount reported in the balance sheet approximates the fair value as it represents the cash surrender value of the life insurance.

Deposit liabilities:  The fair values disclosed for demand and savings deposits are, by definition, equal to the amount payable on demand at the reporting date.  The fair values for certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated contractual maturities on such time deposits.  The carrying amount of accrued interest payable approximates fair value.

Federal funds purchased, securities sold under agreements to repurchase and short-term debt:  The carrying amounts of federal funds purchased, securities sold under agreements to repurchase and short-term debt approximate their fair values.

Long-term debt:  The fair value of long-term debt is estimated using a discounted cash flow calculation that applies interest rates currently available on similar instruments.

Other liabilities:  For fixed-rate loan commitments, fair value considers the difference between current levels of interest rates and the committed rates.  The carrying amounts of other liabilities approximate fair value.

Fair Values

The estimated fair values of the Company’s financial instruments are as follows (dollars in thousands):

			Fair Value Measurements
(dollars in thousands)	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

December 31, 2014
Financial Instruments - Assets
Loans	$189,549	$195,254	$-	$-	$195,254

Financial Instruments – Liabilities
Deposits	206,667	202,750	-	61,925	140,825
Federal Home Loan Bank advances	6,250	6,486	-	-	6,486

December 31, 2013
Financial Instruments - Assets
Loans	$179,909	$179,531	$-	$-	$179,531

Financial Instruments – Liabilities
Deposits	195,801	171,649	-	171,649	-
Federal Home Loan Bank advances	7,750	8,100	-	8,100	-